ORGANIZATION AND BUSINESS DESCRIPTION	3 Months Ended	12 Months Ended
	Jun. 30, 2026	Mar. 31, 2026
Accounting Policies [Abstract]
ORGANIZATION AND BUSINESS DESCRIPTION

Note 1 — ORGANIZATION AND BUSINESS DESCRIPTION

UY Scuti Acquisition Corp. (the “Company” or “UY Scuti”), is a blank check company incorporated under the laws of the Cayman Islands with limited liability on January 18, 2024. The Company was formed for the purpose of effecting a merger, share exchange, asset acquisition, share purchase, reorganization or similar business combination with one or more businesses or entities (the “Business Combination”). The Company is not limited to a particular industry or sector for purposes of consummating a Business Combination. The Company is an early stage and emerging growth company and, as such, the Company is subject to all of the risks associated with early stage and emerging growth companies.

As of June 30, 2026, the Company had not commenced any operations. All activities through June 30, 2026 are related to the Company’s formation and the initial public offering (“IPO”) described below, and subsequent to the IPO, identifying a target company for a Business Combination, entering into the Merger Agreement (as defined below) with Isdera Group Limited, and taking actions in connection with the business combination contemplated by the Merger Agreement. The Company generated non-operating income in the form of dividend and/or interest income from the proceeds derived from the IPO and sale of Private Placement Units (as defined below). The Company has selected March 31 as its fiscal year end.

The Company’s sponsor is UY Scuti Investments Limited (the “Sponsor”), a British Virgin Islands company. The Company’s ability to commence operations was contingent upon obtaining adequate financial resources through the IPO (see Note 3) and a Private Placement (as defined below) to the Sponsor (see Note 4).

The registration statement for the Company’s IPO was declared effective on March 31, 2025. On April 1, 2025, the Company consummated its IPO of 5,000,000 units (the “Public Units”), which is described in Note 3. Each Public Unit consists of one ordinary share of the Company, par value US$0.0001 per share (“Ordinary Share”) and one right to receive one-fifth (1/5th) of one Ordinary Share upon the consummation of an initial business combination (“Right”). The Public Units were sold at an offering price of $10.00 per Public Unit, generating gross proceeds of $50,000,000.

Simultaneously with the closing of the IPO on April 1, 2025, the Company consummated the private placement (“Private Placement”) with UY Scuti Investments Limited, its Sponsor, of 227,500 units (the “Private Units”) at a price of $10.00 per Private Unit, generating total gross proceeds of $2,275,000, which is described in Note 4. The Company also issued to Maxim Group LLC, the representative of the underwriter, 200,000 ordinary shares (the “Representative Shares”) on the closing of the IPO.

In connection with the IPO, the underwriters were granted a 45-day option (the “Over-Allotment Option”) to purchase up to 750,000 additional units to cover over-allotments (the “Option Units”), if any. On April 7, 2025, the underwriter exercised the over-allotment option in part to purchase an additional 357,622 Option Units of the Company (the “Over-Allotment Option”) at an offering price of $10.00 per Option Unit of the Company, generating gross proceeds of $3,576,220 which was deposited into the Trust Account. In addition, on April 9, 2025, the underwriter exercised the remaining portion of the Over-Allotment Option to purchase an additional 392,378 Option Units of the Company at an offering price of $10.00 per Option Unit, for gross proceeds of $3,923,780, which amount was deposited into the Trust Account, which is described in Note 3.

Simultaneously with the issuance and sales of the Option Units, the Company completed a private placement sale of additional 13,348 units (the “Additional Private Units” and together with the Initial Private Units, collectively, the “Private Units”) to the Sponsor at a purchase price of $10.00 per Additional Private Unit, generating gross proceeds of $133,480, including the cancellation of $62,580 of indebtedness. In connection with the issuance and sales of the Option Units, the Company issued additional 30,000 Representative Shares to the Representative. The fair value of the Representative Shares accounted for as compensation under Accounting Standards Codification (“ASC”) 718, “Compensation – Stock Compensation” (“ASC 718”) is included in the offering costs.

As of April 9, 2025, an aggregate of $57,500,000 was deposited in the Trust Account established in connection with the IPO.

Transaction costs associated with the IPO and exercise of Over-Allotment Option amounted to $3,570,651, consisting of $1,006,256 and $2,112,600 of underwriting commissions which were paid in cash and representative shares (230,000 ordinary shares) at the closing date of the IPO, respectively and $451,795 of other offering costs. At the IPO date, cash of $809,914 (which is net of funds used to repay the then outstanding balance of the Promissory Note described in Note 5) was held outside of the Trust Account (as defined below) and was available for working capital purposes.

The Company’s management has broad discretion with respect to the specific application of the net proceeds of the IPO and the Private Placement Units, although substantially all of the net proceeds are intended to be applied generally toward consummating a Business Combination. There is no assurance that the Company will be able to complete a business combination successfully.

The Company’s initial Business Combination must occur with one or more target businesses that together have an aggregate fair market value of at least 80% of the assets held in the Trust Account (as defined below) (excluding income taxes payable on the interest earned) at the time of the agreement to enter into the initial Business Combination. However, the Company will only complete a Business Combination if the post-transaction company owns or acquires 50% or more of the outstanding voting securities of the target or otherwise acquires an interest in the target sufficient for the post-transaction company not to be required to register as an investment company under the Investment Company Act of 1940, as amended (the “Investment Company Act”). There is no assurance that the Company will be able to complete a Business Combination successfully.

Upon the closing of the IPO, management has agreed that $10.00 per Unit sold in the IPO, including a portion of the proceeds of the sale of the Private Units, will be held in a trust account (“Trust Account”) and invested in U.S. government securities, within the meaning set forth in Section 2(a)(16) of the Investment Company Act of 1940, with a maturity of 185 days or less, or in money market funds meeting certain conditions of Rule 2a-7 of the Investment Company Act of 1940 which invest only in direct U.S. government treasury obligations, as determined by the Company. The proceeds from the IPO held in the trust account will not be released from the trust account (1) to the Company, until the completion of the initial business combination, or (2) to public shareholders, until the earliest of: (a) the completion of the initial Business Combination, (b) the redemption of any ordinary shares sold as part of the units in the IPO (the “public shares”) properly submitted in connection with a shareholder vote to amend the Company’s second amended and restated memorandum and articles of association (A) to modify the substance or timing of the Company’s obligation to provide holders of the Company’s ordinary shares the right to have their shares redeemed in connection with the Company’s initial business combination or to redeem 100% of the Company’s public shares if the Company does not complete the initial business combination within 12 months from the closing of the IPO or after giving effect to the amendment to the Company’s amended and restated memorandum and articles of association approved on March 31, 2026, up to 24 months from the closing of the IPO (an “Extension Period”) or (B) with respect to any other provision relating to the rights of holders of the Company’s ordinary shares, and (c) the redemption of the Company’s public shares if it has not consummated the business combination within 24 months from the closing of the IPO or during any Extension Period, subject to applicable law. Public shareholders who redeem their ordinary shares in connection with a shareholder vote described in clause (b) in the preceding sentence shall not be entitled to funds from the trust account upon the subsequent completion of an initial business combination or liquidation if the Company has not consummated an initial business combination within 24 months from the closing of the IPO, with respect to such ordinary shares so redeemed. The proceeds deposited in the trust account could become subject to the claims of the Company’s creditors, if any, which could have priority over the claims of the Company’s public shareholders.

The ordinary shares subject to redemption will be recorded at a redemption value and classified as temporary equity upon the completion of the IPO, in accordance with Accounting Standards Codification (“ASC”) Topic 480 “Distinguishing Liabilities from Equity.” In such case, the Company will proceed with a Business Combination if the Company has net tangible assets of at least $5,000,001 upon such consummation of a Business Combination and, if the Company seeks shareholder approval, a majority of the issued and outstanding shares voted are voted in favor of the Business Combination. After giving effect to the amendment to the Company’s amended and restated memorandum and articles of association approved on March 31, 2026, the Company will have only 24 months from the closing of the IPO, including the Extension Period to complete the initial Business Combination (the “Combination Period”). If the Company is unable to complete the initial Business Combination within the Combination Period, the Company will: (i) cease all operations except for the purpose of winding up, (ii) as promptly as reasonably possible but not more than ten business days thereafter, redeem the public shares, at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the Trust Account including interest earned on the funds held in the Trust Account and not previously released to the Company for working capital purposes or to pay the Company’s taxes, divided by the number of then outstanding public shares, which redemption will completely extinguish public shareholders’ rights as shareholders (including the right to receive further liquidating distributions, if any); and (iii) as promptly as reasonably possible following such redemption, subject to the approval of the Company’s remaining shareholders and its board of directors, dissolve and liquidate, subject in each case to the Company’s obligations under Cayman Islands law to provide for claims of creditors and the requirements of other applicable law. There will be no redemption rights or liquidating distributions with respect to the Company’s rights, which will expire worthless if the Company fails to complete the Business Combination within the Combination Period.

The Company will provide its public shareholders with the opportunity to redeem all or a portion of their public shares upon the completion of the Business Combination either (i) in connection with a shareholder meeting called to approve the Business Combination or (ii) by means of a tender offer.

The Company has determined not to consummate any Business Combination unless the Company has net tangible assets of at least $5,000,001 upon such consummation in order to avoid being subject to Rule 419 promulgated under the Securities Act. However, if the Company seeks to consummate an initial Business Combination with a target business that imposes any type of working capital closing condition or requires us to have a minimum amount of funds available from the Trust Account upon consummation of such initial Business Combination, its net tangible asset threshold may limit the Company’s ability to consummate such initial Business Combination (as the Company may be required to have a lesser number of shares redeemed) and may force the Company to seek third party financing which may not be available on terms acceptable to the Company or at all. As a result, the Company may not be able to consummate such an initial Business Combination and the Company may not be able to locate another suitable target within the applicable time period, if at all.

Business Combination Agreement

On July 18, 2025, the Company entered into an Agreement and Plan of Merger (the “Merger Agreement”) with Isdera Group Limited, a Cayman Islands company (“Isdera”), a company that shall become the parent company of Xinghui Automotive Technology (Hainan) Co., Ltd, a company in the business of designing automobiles in the People’s Republic of China (“Xinghui Automotive Technology”), and Xinghui Automotive Technology’s principal shareholders for a business combination. The aggregate consideration to be paid to Isdera shareholders upon consummation of the transactions contemplated by the Merger Agreement is such number of newly issued Purchaser Ordinary Shares determined by dividing the net value of Isdera, which was agreed to be $1,000,000,000, by $10.00 per share. See Note 9 to these Note to the Condensed Financial Statements for further information regarding this transaction.

Extension Meeting

On March 31, 2026, the Company held an extraordinary general meeting (“Extraordinary General Meeting”) and approved a proposal to extend the time available for the Company to consummate its initial Business Combination. Pursuant to the terms of the Company’s Amended and Restated Memorandum and Articles of Association and amendment to the Investment Management Trust Agreement dated March 31, 2025 between the Company and Continental Stock Transfer & Company (the “Trust Agreement”) approved at the Extraordinary General Meeting, in order to extend the time available for the Company to consummate its initial Business Combination, its sponsor or its affiliates or designees must deposit an aggregate of $450,000 on or prior to the date of the applicable deadline, for each three-month extension.

In connection with the shareholder votes at the Extraordinary General Meeting, holders of 2,437,288 ordinary shares properly exercised their right to redeem their shares for cash at a redemption price of approximately $10.38 per share. As a result, approximately $25,302,078 was removed from the Trust Account to pay such holders, and approximately $34,390,068 remained in the Trust Account. Following these redemptions, the Company had 5,221,060 ordinary shares, including 3,312,712 Public Shares, outstanding.

Extension Payments

Effective as of March 31, 2026, Sun Peisha, an individual and the designee of the Sponsor, loaned the Company the aggregate amount of $450,000, which sum was deposited into the Trust Account in order to extend the time that the Company has to consummate a business combination for the first three-month extension period. On April 25, 2026, the Company issued a note to the lender to evidence the loan (the “Extension Note I”). The Extension Note I bears no interest and provides that it shall repay the outstanding principal on the date on which it consummates the business combination. On such maturity date, the entire outstanding principal balance of the Extension Note shall be converted into units of its securities at a conversion price of $10.00 per unit, with each unit consisting of one ordinary share and one right to receive one-fifth of one ordinary share.

On June 30, 2026, Isdera HK Limited, an affiliate of Isdera Group, loaned the Company the aggregate amount of $450,000, which sum was deposited into the Trust Account in order to extend the time that the Company has to consummate a business combination for the second three-month extension period.

As of June 30, 2026, an aggregate of $900,000 was deposited into the trust account of the Company for the benefit of its public shareholders in connection with a previously approved extension of the period the Company has to consummate its initial business combination.

Going concern consideration

The Company had a working capital deficit of $1,640,146, shareholders’ deficit of $1,640,146 and an accumulated deficit of $2,615,575 as of June 30, 2026. The Company had a negative cash flow from operating activities of $39 for the three months ended June 30, 2026. The Company has incurred and expects to continue to incur significant professional costs to remain as a publicly traded company and to incur significant transaction costs in pursuit of the consummation of a Business Combination. These conditions raise substantial doubt about the Company’s ability to continue as a going concern for a reasonable period of time, which is considered to be one year from the date the financial statements are issued.

Subsequent to the consummation of the IPO, our liquidity requirements have been satisfied through the net proceeds from the IPO, the Private Placement, loans from our Sponsor pursuant to the Promissory Note II (defined below), and a loan from third parties as described below. We have incurred, and expect to continue to incur, significant professional fees and costs to maintain our status as a publicly traded company, as well as significant transaction costs in connection with pursuing the consummation of a Business Combination.

In order to fund working capital deficiencies and finance transaction costs in connection with a Business Combination, on September 12, 2025, the Company issued an unsecured promissory note (the “Promissory Note II”) in the principal amount of up to $1,000,000 to Sponsor. The Promissory Note II bears no interest and was initially repayable by the Company to the Sponsor in full on the earlier of: (i) March 31, 2026 or (ii) the date of consummation of the Business Combination (the “Maturity Date”). Effective as of March 31, 2026, the Company and Sponsor agreed to amend and restate the Promissory Note II to extend the maturity date thereof to be the earlier of: (i) March 31, 2027 or (ii) the date on which we consummate a business combination. The principal balance may be prepaid at any time. At any time on or prior to the Maturity Date, the Sponsor may elect to convert the outstanding principal balance of the Promissory Note into units of the Company’s securities at a conversion price equal to $10.00 per unit. Each unit consists of one ordinary share and one right to receive one-fifth of one ordinary share. As of June 30, 2026, the principal amount due and owing under the Promissory Note II was $469,053.

The Company initially had 12 months from the closing of the IPO or up to 18 months from the closing of the IPO to complete a business combination. On March 31, 2026, the Company held the Extraordinary General Meeting at which its shareholders approved a proposal to extend the date by which it must complete a business combination up to four times from April 1, 2026 to April 1, 2027, with each extension comprised of a three-month extension period, subject to the Sponsor (or its designee) depositing $450,000 into the Trust Account for each extension period. If the Company has not consummated an initial business combination by April 1, 2027, the outstanding Public Shares will be redeemed. There is a possibility that business combination might not happen within the prescribed period of time.

In connection with the Company’s assessment of going concern considerations in accordance with Accounting Standards Update (“ASU”) 2014-15, “Disclosures of Uncertainties about an Entity’s Ability to Continue as a Going Concern,” management has determined that if the Company is unsuccessful in consummating an initial business combination within the prescribed period of time from the closing of the IPO, the requirement that the Company cease all operations, redeem the public shares and thereafter liquidate and dissolve raises substantial doubt about the ability to continue as a going concern within one year after the date that the audited financial statements are issued. The audited financial statements do not include any adjustments that might result from the outcome of this uncertainty.

Note 1 — ORGANIZATION AND BUSINESS DESCRIPTION

UY Scuti Acquisition Corp. (the “Company”), is a blank check company incorporated under the laws of the Cayman Islands with limited liability on January 18, 2024. The Company was formed for the purpose of effecting a merger, share exchange, asset acquisition, share purchase, reorganization or similar business combination with one or more businesses or entities (the “Business Combination”). The Company is not limited to a particular industry or sector for purposes of consummating a Business Combination. The Company is an early stage and emerging growth company and, as such, the Company is subject to all of the risks associated with early stage and emerging growth companies.

As of March 31, 2026, the Company had not commenced any operations. All activities through March 31, 2026 are related to the Company’s formation and the initial public offering (“IPO”) described below, and subsequent to the IPO, identifying a target company for a Business Combination, entering into the Merger Agreement (as defined below) with Isdera Group Limited, and taking actions in connection with the business combination contemplated by the Merger Agreement. The Company generated non-operating income in the form of dividend and/or interest income from the proceeds derived from the IPO and sale of Private Placement Units (as defined below). The Company has selected March 31 as its fiscal year end.

The Company’s sponsor is UY Scuti Investments Limited (the “Sponsor”), a British Virgin Islands company. The Company’s ability to commence operations was contingent upon obtaining adequate financial resources through the IPO (see Note 3) and a Private Placement (as defined below) to the Sponsor (see Note 4).

The registration statement for the Company’s IPO was declared effective on March 31, 2025. On April 1, 2025, the Company consummated its IPO of 5,000,000 units (the “Public Units”), which is described in Note 3. Each Public Unit consists of one ordinary share of the Company, par value US$0.0001 per share (“Ordinary Share”) and one right to receive one-fifth (1/5th) of one Ordinary Share upon the consummation of an initial business combination (“Right”). The Public Units were sold at an offering price of $10.00 per Public Unit, generating gross proceeds of $50,000,000.

Simultaneously with the closing of the IPO on April 1, 2025, the Company consummated the private placement (“Private Placement”) with UY Scuti Investments Limited, its Sponsor, of 227,500 units (the “Initial Private Units”) at a price of $10.00 per Private Unit, generating total gross proceeds of $2,275,000, which is described in Note 4. The Company also issued to Maxim Group LLC, the representative of the underwriter, 200,000 ordinary shares (the “Representative Shares”) on the closing of the IPO.

In connection with the IPO, the underwriters were granted a 45-day option (the “Over-Allotment Option”) to purchase up to 750,000 additional units to cover over-allotments (the “Option Units”), if any. On April 7, 2025, the underwriter exercised the over-allotment option in part to purchase an additional 357,622 Option Units of the Company (the “Over-Allotment Option”) at an offering price of $10.00 per Option Unit of the Company, generating gross proceeds of $3,576,220 which was deposited into the Trust Account. In addition, on April 9, 2025, the underwriter exercised the remaining portion of the Over-Allotment Option to purchase an additional 392,378 Option Units of the Company at an offering price of $10.00 per Option Unit, for gross proceeds of $3,923,780, which amount was deposited into the Trust Account, which is described in Note 3.

Simultaneously with the issuance and sales of the Option Units, the Company completed a private placement sale of additional 13,348 units (the “Additional Private Units” and together with the Initial Private Units, collectively, the “Private Units”) to the Sponsor at a purchase price of $10.00 per Additional Private Unit, generating gross proceeds of $133,480, including the cancellation of $62,580 of indebtedness. In connection with the issuance and sales of the Option Units, the Company issued additional 30,000 Representative Shares to the Representative. The fair value of the Representative Shares accounted for as compensation under Accounting Standards Codification (“ASC”) 718, “Compensation – Stock Compensation” (“ASC 718”) is included in the offering costs.

As of April 9, 2025, an aggregate of $57,500,000 was been deposited in the Trust Account established in connection with the IPO.

Transaction costs associated with the IPO and exercise of Over-Allotment Option amounted to $3,570,651, consisting of $1,006,256 and $2,112,600 of underwriting commissions which were paid in cash and representative shares (230,000 ordinary shares) at the closing date of the IPO, respectively and $ 451,795 of other offering costs. At the IPO date, cash of $809,914 (which is net of funds used to repay the outstanding balance of the Promissory Note described in Note 5) was held outside of the Trust Account (as defined below) and available for working capital purposes.

The Company’s management has broad discretion with respect to the specific application of the net proceeds of the IPO and the Private Placement Units, although substantially all of the net proceeds are intended to be applied generally toward consummating a Business Combination. There is no assurance that the Company will be able to complete a business combination successfully.

The Company’s initial Business Combination must occur with one or more target businesses that together have an aggregate fair market value of at least 80% of the assets held in the Trust Account (as defined below) (excluding income taxes payable on the interest earned) at the time of the agreement to enter into the initial Business Combination. However, the Company will only complete a Business Combination if the post-transaction company owns or acquires 50% or more of the outstanding voting securities of the target or otherwise acquires an interest in the target sufficient for the post-transaction company not to be required to register as an investment company under the Investment Company Act of 1940, as amended (the “Investment Company Act”). There is no assurance that the Company will be able to complete a Business Combination successfully.

Upon the closing of the IPO, management has agreed that $10.00 per Unit sold in the IPO, including a portion of the proceeds of the sale of the Private Units, will be held in a trust account (“Trust Account”) and invested in U.S. government securities, within the meaning set forth in Section 2(a)(16) of the Investment Company Act of 1940, with a maturity of 185 days or less, or in money market funds meeting certain conditions of Rule 2a-7 of the Investment Company Act of 1940 which invest only in direct U.S. government treasury obligations, as determined by the Company. The proceeds from this offering held in the trust account will not be released from the trust account (1) to the Company, until the completion of the initial business combination, or (2) to public shareholders, until the earliest of: (a) the completion of the initial Business Combination, (b) the redemption of any ordinary shares sold as part of the units in the IPO (the “public shares”) properly submitted in connection with a shareholder vote to amend the Company’s second amended and restated memorandum and articles of association (A) to modify the substance or timing of the Company’s obligation to provide holders of the Company’s ordinary shares the right to have their shares redeemed in connection with the Company’s initial business combination or to redeem 100% of the Company’s public shares if the Company does not complete the initial business combination within 12 months from the closing of this offering or, after giving effect to the amendment to the Company’s amended and restated memorandum and articles of association approved on March 31, 2026, up to 24 months from the closing of the initial public offering (an “Extension Period”) or (B) with respect to any other provision relating to the rights of holders of the Company’s ordinary shares, and (c) the redemption of the Company’s public shares if it has not consummated the business combination within 24 months from the closing of the IPO or during any Extension Period, subject to applicable law. Public shareholders who redeem their ordinary shares in connection with a shareholder vote described in clause (b) in the preceding sentence shall not be entitled to funds from the trust account upon the subsequent completion of an initial business combination or liquidation if the Company has not consummated an initial business combination within 24 months from the closing of the IPO, with respect to such ordinary shares so redeemed. The proceeds deposited in the trust account could become subject to the claims of the Company’s creditors, if any, which could have priority over the claims of the Company’s public shareholders.

The ordinary shares subject to redemption will be recorded at a redemption value and classified as temporary equity upon the completion of the IPO, in accordance with Accounting Standards Codification (“ASC”) Topic 480 “Distinguishing Liabilities from Equity.” In such case, the Company will proceed with a Business Combination if the Company has net tangible assets of at least $5,000,001 upon such consummation of a Business Combination and, if the Company seeks shareholder approval, a majority of the issued and outstanding shares voted are voted in favor of the Business Combination. After giving effect to the amendment to the Company’s amended and restated memorandum and articles of association approved on March 31, 2026, the Company will have only 24 months from the closing of the IPO, including the Extension Period to complete the initial Business Combination (the “Combination Period”). If the Company is unable to complete the initial Business Combination within the Combination Period, the Company will: (i) cease all operations except for the purpose of winding up, (ii) as promptly as reasonably possible but not more than ten business days thereafter, redeem the public shares, at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the Trust Account including interest earned on the funds held in the Trust Account and not previously released to the Company for working capital purposes or to pay the Company’s taxes, divided by the number of then outstanding public shares, which redemption will completely extinguish public shareholders’ rights as shareholders (including the right to receive further liquidating distributions, if any); and (iii) as promptly as reasonably possible following such redemption, subject to the approval of the Company’s remaining shareholders and its board of directors, dissolve and liquidate, subject in each case to the Company’s obligations under Cayman Islands law to provide for claims of creditors and the requirements of other applicable law. There will be no redemption rights or liquidating distributions with respect to the Company’s rights, which will expire worthless if the Company fails to complete the Business Combination within the Combination Period.

The Company will provide its public shareholders with the opportunity to redeem all or a portion of their public shares upon the completion of the Business Combination either (i) in connection with a shareholder meeting called to approve the Business Combination or (ii) by means of a tender offer.

The Company has determined not to consummate any Business Combination unless the Company has net tangible assets of at least $5,000,001 upon such consummation in order to avoid being subject to Rule 419 promulgated under the Securities Act. However, if the Company seeks to consummate an initial Business Combination with a target business that imposes any type of working capital closing condition or requires us to have a minimum amount of funds available from the Trust Account upon consummation of such initial Business Combination, its net tangible asset threshold may limit the Company’s ability to consummate such initial Business Combination (as the Company may be required to have a lesser number of shares redeemed) and may force the Company to seek third party financing which may not be available on terms acceptable to the Company or at all. As a result, the Company may not be able to consummate such initial Business Combination and the Company may not be able to locate another suitable target within the applicable time period, if at all.

Pursuant to the terms of the Company’s amendment to the Company’s Amended and Restated Memorandum and Articles of Association and amendment to the Investment Management Trust Agreement dated March 31, 2025 between the Company and Continental Stock Transfer & Trust Company (the “Trust Agreement”) approved at the extraordinary general meeting held on March 31, 2026 (the “Extraordinary General Meeting”), in order to extend the time available for the Company to consummate its initial Business Combination, its sponsor or its affiliates or designees must deposit an aggregate of $450,000 on or prior to the date of the applicable deadline, for each three-month extension.

On July 18, 2025, the Company entered into an Agreement and Plan of Merger (the “Merger Agreement”) with Isdera Group Limited, a Cayman Islands company (“Isdera”), a company that shall become the parent company of Xinghui Automotive Technology (Hainan) Co., Ltd, a company in the business of designing automobiles in the People’s Republic of China (“Xinghui Automotive Technology”), and Xinghui Automotive Technology’s principal shareholders for a business combination. The aggregate consideration to be paid to Isdera shareholders upon consummation of the transactions contemplated by the Merger Agreement is such number of newly issued Purchaser Ordinary Shares determined by dividing the net value of Isdera, which was agreed to be $1,000,000,000, by $10.00 per share. See Note 9 to these Note to the Condensed Financial Statements for further information regarding this transaction.

In connection with the shareholder votes at the Extraordinary General Meeting, holders of 2,437,288 ordinary shares properly exercised their right to redeem their shares for cash at a redemption price of approximately $10.38 per share. As a result, approximately $25,302,078 was removed from the Trust Account to pay such holders, and approximately $34,390,068 remained in the Trust Account. Following these redemptions, the Company had 5,221,060 ordinary shares, including 3,312,712 Public Shares, outstanding.

Going Concern Consideration

The Company had a working capital deficit of $1,052,099 and shareholders’ deficit of $1,036,501 as of March 31, 2026 and an accumulated deficit of $2,027,528 and negative cash flow from operating activities of $843,315 for the fiscal year ended March 31, 2026. The Company has incurred and expects to continue to incur significant professional costs to remain as a publicly traded company and to incur significant transaction costs in pursuit of the consummation of a Business Combination. These conditions raise substantial doubt about the Company’s ability to continue as a going concern for a reasonable period of time, which is considered to be one year from the date the financial statements are issued.

In order to fund working capital deficiencies and finance transaction costs in connection with a Business Combination, on September 12, 2025, the Company issued an unsecured promissory note (the “Promissory Note II”) in the principal amount of up to $1,000,000 to Sponsor. The Promissory Note II bears no interest and was initially repayable by the Company to the Sponsor in full on the earlier of: (i) March 31, 2026 or (ii) the date of consummation of the Business Combination (the “Maturity Date”). Effective as of March 31, 2026, the Company and Sponsor agreed to amend and restate the Promissory Note II to extend the maturity date thereof to be the earlier of: (i) March 31, 2027 or (ii) the date on which we consummate a business combination. The principal balance may be prepaid at any time. At any time on or prior to the Maturity Date, the Sponsor may elect to convert the outstanding principal balance of the Promissory Note into units of the Company’s securities at a conversion price equal to $10.00 per unit. Each unit consists of one ordinary share and one right to receive one-fifth of one ordinary share. As of March 31, 2026, the principal amount due and owing under the Promissory Note II was $313,401. (See Note 5).

Effective as of March 31, 2026, Sun Peisha, an individual and the designee of the Sponsor, loaned the Company the aggregate amount of $450,000, which sum was deposited into the Trust Account in order to extend the time that the Company has to consummate a business combination for the first three-month extension period. On April 25, 2026, the Company issued a note to the lender to evidence the loan (the “Extension Note”). The Extension Note bears no interest and provides that it shall repay the outstanding principal on the date on which it consummates the business combination. On such maturity date, the entire outstanding principal balance of the Extension Note shall be converted into units of its securities at a conversion price of $10.00 per unit, with each unit consisting of one ordinary share and one right to receive one-fifth of one ordinary share.

The Company initially had 12 months from the closing of this offering or up to 18 months from the closing of the initial public offering. On March 31, 2026, the Company held the Extraordinary General Meeting at which its shareholders approved the Charter Amendment Proposal and Trust Amendment Proposal. These proposals provide that the Company may extend the date by which it must complete a business combination up to four times from April 1, 2026 to April 1, 2027, with each extension comprised of a three-month extension period, subject to the Sponsor (or its designee) depositing $450,000 into the Trust Account for each extension period. If the Company has not consummated an initial business combination by April 1, 2027, such ordinary shares shall be redeemed. There is a possibility that business combination might not happen within the prescribed period of time.

In connection with the Company’s assessment of going concern considerations in accordance with Accounting Standards Update (“ASU”) 2014-15, “Disclosures of Uncertainties about an Entity’s Ability to Continue as a Going Concern,” management has determined that if the Company is unsuccessful in consummating an initial business combination within the prescribed period of time from the closing of the IPO, the requirement that the Company cease all operations, redeem the public shares and thereafter liquidate and dissolve raises substantial doubt about the ability to continue as a going concern within one year after the date that the audited financial statements are issued. The audited financial statements do not include any adjustments that might result from the outcome of this uncertainty.